Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure of amounts incurred by entity for provision of key management personnel services
The amounts paid to directors and officers for their roles as executives in 2021, 2020 and 2019 included in “Personnel expenses” are shown below:

	2021	2020	2019
Directors’ and officers’ compensation	(2,784)	(2,582)	(2,738)

Summary of related parties of officers fund

	2021	2020
Other Assets	—	47
Personnel current liabilities	1,852	1,271
Personnel non-current liabilities	3,029	1,527